2. Basis for preparation and disclosure of the consolidated financial statements	12 Months Ended
Dec. 31, 2018
Basis For Preparation And Disclosure Of Consolidated Financial Statements
Basis for preparation and disclosure of the consolidated financial statements

The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), and disclose all (and only) the applicable significant information related to the consolidated financial statements, which is consistent with the information utilized by management in the performance of its duties.

The significant accounting policies applied to the preparation of these consolidated financial statements are described below and/or presented in the respective notes. These policies were consistently applied to the years presented, unless otherwise indicated.

a.       General preparation and disclosure criteria

The financial statements were prepared taking into account the historical cost as the base value as well as financial assets and liabilities (including derivative financial instruments) measured at fair value.

Assets and liabilities are reported according to their degree of liquidity and collectability. They are reported as current when they are likely to be realized or settled over the next 12 months. Otherwise, they are recorded as non-current. The only exception to this procedure involves deferred income tax and social contribution balances, both assets and liabilities that are fully classified as long-term.

b.       Functional currency and presentation currency

The presentation currency for the consolidated financial statements is the Real (R$), which is also the functional currency for all the companies consolidated in these consolidated financial statements.

Transactions in foreign currency are recognized at the exchange rate on the date of the transaction. Monetary items in foreign currency are converted into Reais at the exchange rate on the date of the balance sheet as published by the Central Bank of Brazil. Exchange gains and losses linked to these items are recorded in the statement of income.

c.        Segment information

Operating segments are the components of the entity that develop business activities from which revenue can be obtained and in relation to which expenses are incurred. Their operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions on the allocation of resources and to assess the performance of each segment. For a segment to exist, it must have separate financial information available.

The Company’s chief operating decision maker, responsible for allocating resources and for periodic performance evaluation, is the Executive Board. The Executive Board and the Board of Directors are jointly responsible for making strategic decisions and for managing the Group.

The Group’s strategy is to optimize the consolidated results of TIM Participações. This strategy includes optimizing the operations of each Group company, in addition to taking advantage of the synergies generated between them. Notwithstanding the various business activities, the decision makers see the Group as a single business segment and do not take into account specific strategies intended for a particular line of service. All decisions on strategic, financial, purchasing, investment and fund investment planning are made on a consolidated basis. The aim is to maximize the consolidated result obtained by exploring the SMP, STFC and SCM licenses.

d.       Consolidation procedures

Subsidiaries are all entities over which the Group holds control. The Group controls an entity when it is liable or has rights to variable returns on the basis of its involvement with the subsidiaries and has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. The consolidation is discontinued from the date that the Group loses control over that entity.

The purchase accounting method is used to record the acquisition of subsidiaries by the Group. The acquisition cost is measured as the fair value of the assets offered, equity instruments (e.g. shares) issued and liabilities incurred or assumed by the acquirer at the date when control is exchanged. Identifiable assets acquired, contingencies and liabilities assumed in a business combination are initially measured at their fair value as at the acquisition date, irrespective of the proportion of any minority interest. The excess of the acquisition cost over the fair value of the Group’s share of the identifiable net assets acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of net assets of the subsidiary acquired, the difference is recognized directly in the statement of income as other income, after a review of the concepts and calculations applied.

Transactions between Group companies, as well as balances, unrealized gains and losses related to these transactions, are eliminated. The accounting policies of the subsidiary have been adjusted to ensure consistency with the accounting policies adopted by TIM Participações. The dates of the consolidated financial statements used in the consolidation are the same for all Group companies.

e. Approval of the consolidated financial statements

These consolidated financial statements were approved by the Company’s Board of Directors on April 10, 2019.

f. New standards, amendments and interpretations of standards

I) Among the new standards that became effective as of January 1, 2018 issued by the IASB, the following standards had a material impact on the Company’s consolidated financial statements:

IFRS 9 – “Financial instruments”

In July 2014, the International Accounting Standards Board (“IASB”) issued the final version of IFRS 9. The Company opted for the retrospective adoption of this standard, with the cumulative effect of the initial application being recognized on the date of this initial application, that is, January 1, 2018, with the cumulative effect on the date of the initial application of the standard being recognized as an adjustment to the initial balance of the profit reserve in shareholders’ equity.

This standard is applicable to financial assets and liabilities, and covers issues relating to the classification, measurement, impairment and derecognition of financial assets and liabilities, as well as hedge qualification and accounting criteria.

This standard requires that entities classify their financial assets as measured at amortized cost, at fair value through other comprehensive income, or at fair value through profit or loss, based on the assessment of the following assumptions:

(i)	The business model of the entity regarding the management of financial assets; and
(ii)	The characteristics of the contractual cash flow of the financial asset.

Regarding the classification of financial liabilities, this standard broadly maintains the requirements set forth in IAS 39, according to which entities must classify most financial liabilities as measured subsequently at amortized cost, except for derivative financial instruments, financial guarantee agreements and commitments to grant loans at interest rates that are lower than those used in the market, among others. There was no material impact on the classification of financial assets and liabilities of the Company due to the adoption of the new standard, as presented below.

	Classification in accordance with IAS 39	Classification in accordance with IFRS 9

Assets

Derivative financial instruments	Assets valued at fair value	Fair value through profit or loss
Trade accounts receivable and other accounts receivable, excluding prepayments	borrowings and receivables	Measured at amortized cost
Marketable securities	Assets valued at fair value	Fair value through profit or loss
Cash and cash equivalents	borrowings and receivables	Measured at amortized cost
Leasing	borrowings and receivables	Measured at amortized cost
Judicial deposits	borrowings and receivables	Measured at amortized cost
Other assets to offset	borrowings and receivables	Measured at amortized cost

Liabilities

Borrowing and financing	Other financial liabilities	Measured at amortized cost
Derivative financial instruments	borrowings and receivables	Fair value through profit or loss
Suppliers and other obligations, excluding legal obligations	Other financial liabilities	Measured at amortized cost
Cash and cash equivalents	Other financial liabilities	Measured at amortized cost
Leasing	Other financial liabilities	Measured at amortized cost
Dividends payable	Other financial liabilities	Measured at amortized cost

Regarding impairment, the new standard establishes the recognition of the provision for expected credit losses, according to which the entities must recognize a provision for expected losses in financial assets measured at amortized cost. The impact of the adoption of the new model for calculating the impairment of financial assets resulted in an increase of approximately R$130 million in the provision for doubtful accounts as at January 1st, 2018, recorded to the "profit reserve", as presented in the table below.

IFRS 15 – “Revenue from contracts with customers”

In May 2014, the IASB issued IFRS 15, which replaced IAS 18. This standard is applicable to years beginning on or after January 1st, 2018. The Company adopted IFRS 15 retrospectively, with the cumulative effects of the initial application being recognized on the date of the initial application, on January 1st, 2018. Accordingly, as provided for in this standard, the Company recorded the cumulative effect as at the date of the initial application of the standard as an adjustment to the initial balance in the profit reserve. In accordance with this transition method, the entity applied this pronouncement retrospectively only for contracts that are still in force as at the date of the initial application.

Currently, the Company offers commercial packages that basically bundle equipment or mobile devices with fixed or mobile telephony services, while the revenue from services is recognized separately, in accordance with their nature and based on their relevant fair values.

Identification of contracts

The Company performed a comprehensive review of the commercial offers in force, in order to identify the principal contractual clauses and other contractual elements that may be significant regarding the adoption of the new accounting standard.

Identification of performance obligations

Upon the adoption and initial application of the contract, the Company assessed the goods or services that were contractually promised to the customer and identified the performance obligations based on the commitments made to customers regarding the transfer of the following items:

(i)	Distinct goods or services (or group of goods or services), or
(ii)	Distinct goods or services that are substantially the same, and that can be transferred to customers using the same transfer patterns.

Goods or services promised to customers are deemed to be “distinct” when the following criteria are fulfilled:

(a)	Customers are able to benefit from the item or service, whether separately, or jointly with other resources that are readily available to them (that is, the good or service is able to be “distinct”); and
(b)	The Company’s promise to transfer the item or service to customers can be separated from other commitments undertaken within the contract (that is, the commitment to transfer the item or service is “distinct” within the context of the contract).

Upon reviewing its contracts, the Company verified the existence of two main performance obligations: (i) sale and/or rental of equipment or mobile devices; and (ii) provision of fixed and/or mobile telephony and broadband (internet) services. Accordingly, the Company will recognize revenue when, or to the extent that, it satisfies the performance obligations by transferring the goods or services that were promised to the customer. An asset will be deemed as “transferred” when, or to the extent that, the customer obtains control of the asset, which is at the moment of the delivery.

Determination and allocation of price to performance obligation

The standalone selling price was defined by the Company based on the individual selling prices used by the Company or the market; or the contract price, which would be similar to that provided for in contracts with similar characteristics.

Thus, the adoption of the new revenue standard in some cases resulted in the early recognition of revenue from the sale of equipment and/or mobile devices, which are usually recognized upon the transfer of control to the customer, basically due to the allocation of discounts between the performance obligations arising from the sale of plans that include services as well as equipment/devices. The difference between the carrying value of sales of equipment and/or mobile devices, and the amount received from the customer is recorded as a contractual asset and/or liability at the beginning of the contract. Revenue from telecom services, in turn, will be recognized in the statement of income based on the allocation of the transaction price, and to the extent that services are being provided to customers in monthly basis.

Revenue from sales of devices to business partners (retailers) is accounted for upon physical delivery to the partner, net of taxes, rather than upon sale to end customers, as the Company does not hold any control over the products sold.

Costs of obtaining the contract

In accordance with the standard, the entity must recognize in assets the incremental costs of obtaining the contract if the entity expects to recover such costs. Upon adoption of the new standard, the Company recognized, under “prepaid expenses”, these amounts in assets and, subsequently, in income, in accordance with the transfer, to the customer, of the goods or services to which the asset refers. It should be highlighted that the Company already capitalized costs of obtaining new agreements, in the corporate contracts only, which were measured and recorded net of any impairment adjustments, as required in IAS 38, and that, following the adoption of IFRS 15, the Company’s Management decided to reclassify the accumulated balances from the “intangible assets” account to the “prepaid expenses” account.

As a result of the above, the Company recognized, on January 1st, 2018, an increase of R$36 million, before taxes, in the item “profit reserve.”

The table below presents the principal effects of the adoption of IFRS15, also including the effects of the adoption of IFRS9 in the opening balances as at January 1st, 2018.

	Originally Reported	Adjustments	Balances under IFRS 15 and 9
	Jan 1st, 2018		Jan 1st, 2018
Assets	32,600,365	(58,100)	32,542,265

Current assets	7,607,388	38,474	7,645,862
Trade accounts receivable (e)	2,540,856	(130,137)	2,410,719
Contractual assets (b)	-	5,397	5,397
Inventories	123,785		123,785
Prepaid expenses (a, c)	168,366	163,214	331,580
Other assets	4,774,381		4,774,381
Non-current assets	24,992,977	(96,574)	24,896,403
Long-term receivables	2,841,962	32,186	2,874,148
Trade accounts receivable	26,207		26,207
Prepaid expenses (a, c)	39,466	32,186	71,652
Other assets	2,776,289		2,776,289
Property, plant and equipment	10,838,488		10,838,488
Intangible assets (c)	11,312,527	(128,760)	11,183,767

Liabilities and shareholders’ equity	32,600,365	(58,100)	32,542,265

Total liabilities	14,449,181	4,020	14,453,201
Current liabilities	7,224,437	30,295	7,254,732
Contractual liability and deferred revenue (d)	480,431	30,295	510,726
Other liabilities	6,744,006		6,744,006
Non-current liabilities	7,224,744	(26,275)	7,198,469
Contractual liability and deferred revenue (d)	990,932	5,408	996,340
Deferred income and social contribution taxes (f)	98,919	(31,683)	67,236
Other liabilities	6,134,893		6,134,893
Shareholders’ equity	18,151,184	(62,119)	18,089,065
Capital shares	9,866,298		9,866,298
Revenue reserves	6,612,819	(62,119)	6,550,700
Other	1,672,067		1,672,067

In the fiscal year 2018, the new accounting standards had the following impact on the statement of income:

	Balances without IFRS 15 and IFRS 9	Adjustments	Balances with IFRS 15 and IFRS 9

Net revenue (b, d)	17,050,176	(68,847)	16,981,329
Cost of services provided and goods sold	(4,581,463)	-	(4,581,463)
	12,468,713	(68,847)	12,399,866

Operating revenue (expenses)
Selling expenses (a, e)	(4,685,128)	(122,849)	(4,807,977)
General and administrative expenses	(936,756)	-	(936,756)
Other income (expenses), net	(283,289)	-	(283,289)
	(5,905,173)	(122,849)	(6,028,022)

	6,563,540	(191,696)	6,371,844

Depreciation and amortization (c)	(4,124,567)	170,246	(3,954,321)

Financial income (expenses)	(537,333)	-	(537,333)

Income before income and social contribution taxes	1,901,640	(21,450)	1,880,190

Income and social contribution taxes (f)	657,617	7,294	664,911

Net income for the year	2,559,257	(14,156)	2,545,101

The principal adjustments arising from the new standards are as follows:

a-	Costs of obtaining contracts with customers, which are deferred over the benefit period (retention period of 12 to 24 months), net of any impairment adjustments.
b-	Contractual assets recognized when the Company has fulfilled the performance obligations through the sale of equipment/devices or the provision of services to the client before the client pays the consideration, or before the payment is due.
c-	Reclassification to the “prepaid expenses” account of costs of obtaining contracts that were formerly capitalized as intangible assets.
d-	Contractual liabilities recognized when the client has paid the consideration, or when the Company has the right to a consideration amount that is unconditional, before the Company has fulfilled the performance obligation, due to the provision of services to the client.
e-	Increase in the provision for losses from doubtful accounts arising from the use of the new standard IFRS 9, in which the Company should recognize a provision for expected credit losses.
f-	Tax impact on first-time adjustments under the new accounting standards.

Contracts with customers

At December 31, 2018, the balance of contractual assets and liabilities is as follows:

2018

Contractual assets	130
Contractual liabilities	(20,928)

Contracts with customers give rise to the allocation of discounts under combined loyalty offers, where discounts may be given on equipment and/or services, generating a contractual asset or liability, respectively, depending on the nature of the offer in question.

Summary of the main changes during the period:

Contractual assets (liabilities)
Balance as at January 1, 2018	(12.305)
Additions	(23.545)
Write-off	15.052
Balance as at December 31, 2018	(20.798)

The estimated realization of the balances of contractual assets is described below:

	2019	2020
Contractual assets (liabilities)	(17,130)	(3,668)

In accordance with paragraph 121 of IFRS 15, the Company is not presenting the effects of contracts with customers effective for less than one year.

II) The new standards below were issued by the IASB, but they are not in force for the period ended December 31, 2018. The early adoption of these standards, although encouraged by the IASB, was not allowed in Brazil by the CVM.

•	Annual improvements in IFRS – Cycle 2015 to 2017
•	IFRS16 – Leases
•	IFRIC23 – Uncertainty regarding income tax treatment
•	IFRS9 amendments – Prepayment features with negative compensation
•	IAS28 amendments – Long-term interests in associates and joint ventures
•	IFRS10 and IAS28 amendments – Sale or constitution of assets between an investor and its affiliate or joint venture
•	IFRS17 – Insurance contracts

Concerning the aforementioned standards, the following is worth pointing out:

IFRIC 23 – Uncertainties about the treatment of income taxes

The interpretation explains how to consider the uncertainty in recognizing income tax.

IAS 12 - Income Tax specifies how to recognize current and deferred income taxes, but not how to reflect the effects of uncertainty. For example, it may not be clear:

•	How to apply the tax laws to specific transactions or circumstances;
•	Or whether the tax authorities will accept a certain tax treatment used by the entity. If the entity concludes that a particular tax treatment is unlikely to be accepted, then it must use estimates (the most likely amount or expected amount) to determine the tax treatment (taxable income, tax bases, unused tax losses, unused tax credits), tax rates and so on. The decision should be based on the method that provides the best forecasts of resolution of uncertainties.

The Company’s Management understands that the application of this interpretation will have no material impacts on the Company’s consolidated financial statements because the Company’s Management, with support from its legal counsel, considers that the main lawsuits involving income and social contribution taxes, as set forth in Note 23, are more likely than not to be sustained in court.

IFRS 16 – “Leases”

In July 2014, IASB issued IFRS 16, which replaced IAS 17 and refers to annual periods beginning on or after January 1st, 2019.

The new standard establishes the principles for the recognition, measurement, reporting and disclosure of leases, and requires the recognition by lessees of assets and liabilities arising from lease agreements, except for short-term contracts, that is, with a term of 12 months or less, or contracts in which the value of the underlying assets is low. In accordance with this standard, lessees must apply this pronouncement to lease agreements in two ways:

(i)	Retrospectively for each previous period presented in accordance with IAS 8 (Accounting Policies, Changes in Estimates and Correction of Errors); or
(ii)	Retrospectively, with the cumulative effect of the initial application of this pronouncement, recognized as at the date of initial application.

The Company decided to adopt IFRS16 retrospectively, while the cumulative effect of the initial application is recognized on the date of initial application, that is, January 1st, 2019. Additionally, the Company decided to take practical steps in its initial adoption of the standard, such as: (i) non-revaluation of financial lease agreements previously recognized according to IAS 17 and IFRIC 4; (ii) exclusion of lease agreements expiring in the next 12 months and unlikely to be renewed by the Company; and (iii) non-application of this new standard to agreements not previously identified as leases, using IAS 17 and IFRIC 4.

The Company has a significant number of lease agreements under which it is the lessee. Currently, a portion of these contracts are recognized as operating leases, and their payments are recorded on a straight line basis throughout the period of the contract. The Company has concluded the study of impacts of this new standard on its consolidated financial statements, which included: (i) an estimation of the lease term, considering a non-cancelable period and the periods covered by options to extend the lease term, where such exercise depends only on the Company and is reasonably certain; (ii) a detailed review of the nature of the various lease agreements inherent in the telecommunications industry; (iii) use of assumptions to calculate the discount rate, which was based on the incremental interest rate for the period of the agreement, among others. Furthermore, given the relevance of the infrastructure lease agreements, specifically for transmission towers, the Company decided to separately recognize the lease and non-lease components for this class of assets.

The initial adoption will lead to an increase of approximately R$5,100 million in total assets and liabilities due to the recognition of the rights of use asset and the liabilities arising from these leases, respectively.

The increase in lease liabilities due to the recognition of the right of use of assets results an increase in the Company's net debt, being the depreciation and interest charges recognized in the statement of income as a replacement of the operating lease expenses ("rental"), in the amount approximate of R$ 1,200 million, also resulting in a positive impact on EBITDA - Earnings Before Interest, Tax, Depreciation and Amortization (“unaudited”). Therefore, resulting in a relevant impact on certain financial indicators of the Company, as well as a corresponding increase in net cash provided by operating activities reported in the cash flows.

In qualitative terms, the main transactions to be impacted by the new standard include: lease of vehicles, lease of stores and kiosks in shopping malls, lease of sites, land and sharing of infrastructure.

Based on the studies conducted thus far, the Company does not expect the adoption of the other standards and interpretations above to have any significant impact on the Group’s consolidated financial statements for 2019.